EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2015-A
Monthly Servicer's Statement
for the month ended March 31, 2015
Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	27.16%
From	01-Mar-15	16-Mar-15	15-Apr-15	Floating Allocation Percentage at Month-End	82.86%
To	31-Mar-15	15-Apr-15
Days	30

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2015-A balances were:		Payment Date	Period	Period
		1/16/2018	7/1/2017	No
Notes	$900,000,000.00
A1	550,000,000.00
A2	350,000,000.00
Principal Amount of Debt	900,000,000.00
Required Overcollateralization	$211,140,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,111,140,000.00

Required Participation Amount	$1,111,140,000.00		Accumulation Account
Excess Receivables	$299,551,358.95		Beginning	-
			Payout	-
Total Collateral	$1,410,691,358.95		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	156.74%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		A1 Days	30
	Total Pool		A1 LIBOR	0.174500%
Beginning Gross Principal Pool Balance	$5,462,979,534.80		A1 Applicable Margin	0.400000%
Total Principal Collections	$(2,524,652,946.26)			0.574500%
Investment in New Receivables	$2,835,935,915.07				0.91%
Receivables Added for Additional Accounts	$0.00		A2 Days	30
Repurchases	$(28,645,030.45)		A2 Fixed Rate	1.440000%
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	$(547,889,442.83)			Actual	Per $1000
Less Servicing Adjustment	$(4,412,862.42)		Interest A1	263,312.50	0.26
Ending Balance	$5,193,315,167.91		Principal A1	-	$0.00

SAP for Next Period	27.16%				0.26

Average Receivable Balance	$5,064,992,493.52			Actual	Per $1000
Monthly Payment Rate	49.85%		Interest A2	420,000.00	0.42
			Principal A2	-	$0.00
Interest Collections
During the past collection period, the following activity occurred:					0.42

	NMOTR		Total Due Investors	683,312.50	0.911083%
	Total Pool		Servicing Fee	$925,950.00
Total Interest Collections	$10,512,484.37		Excess Cash Flow	756,875.88
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$10,512,484.37
			Reserve Account

			Required Balance	$4,500,000.00
			Current Balance	$4,500,000.00
			Deficit/(Excess)	$-